THE ADVISORS’ INNER CIRCLE FUND

CAMBIAR OPPORTUNITY FUND

CAMBIAR SMALL CAP FUND

CAMBIAR SMID FUND (THE “FUNDS”)

SUPPLEMENT DATED OCTOBER 17, 2018

TO EACH FUND’S SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED MARCH 1, 2018

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Mr. Timothy A. Beranek and Mr. Jeffrey H. Susman no longer serve as members of the domestic investment team managing the Funds. Accordingly, all references to Mr. Timothy A. Beranek and Mr. Jeffrey H. Susman are hereby deleted from the Prospectus and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMB-SK-027-0100